UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22022

           Advent/Claymore Global Convertible Securities & Income Fund
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            2455 Corporate West Drive
                                 Lisle, IL 60532
                                 ---------------
               (Address of principal executive offices) (Zip code)

                                   Rodd Baxter
                     1065 Avenue of the Americas, 31st Floor
                               New York, NY 10018
                               ------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-505-3700

                       Date of fiscal year end: October 31
                                                ----------

             Date of reporting period: July 1, 2008 - June 30, 2009
                                       ----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22022
Reporting Period: 07/01/2008 - 06/30/2009
Advent/Claymore Global Convertible Securities & Income Fund









========= ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND ==========


KEYCORP

Ticker:       KEY            Security ID:  493267405
Meeting Date: MAY 21, 2009   Meeting Type: Annual Shareholder
Record Date:  MAR 24, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
3     Amendment to the articles and           Y         For          Management
      regulations to revice the voting rights
      of the series b preferred stock


--------------------------------------------------------------------------------

LEGG MASON, INC.

Ticker:       LMI            Security ID:  524901303
Meeting Date: JUL 22, 2008   Meeting Type: Annual Shareholder
Record Date:  MAY 23, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECTION OF DIRECTORS - Dennis R.       Y         For          Management
      Beresford
1.2   ELECTION OF DIRECTORS - W. Allen Reed   Y         For          Management
1.3   ELECTION OF DIRECTORS - Roger W.        Y         For          Management
      Schipke
1.4   ELECTION OF DIRECTORS - Nicolas J. St.  Y         For          Management
      George
1.5   ELECTION OF DIRECTORS - Mark R. Fetting Y         For          Management
1.6   ELECTION OF DIRECTORS - Scott C.        Y         For          Management
      Nuttall
2     Ratification of the appointment of      Y         For          Management
      Pricewaterhouse Coopers, LLp as
      independent registered public
      accounting firm.
3     S/H proposal relating to an independent N         Against      Shareholder
      director serving as the chairman of the
      board.
4     S/H proposal relating to an advisory    N         Against      Shareholder
      vote on executive compensation

========== END NPX REPORT

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent/Claymore Global Convertible Securities & Income Fund
-----------------------------------------------------------


By:      /s/ Tracy V. Maitland
         --------------------------------------------
Name:    Tracy V. Maitland
Title:   President and Chief Executive Officer
Date:    August 25, 2009